UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Item 1.	Schedule of Investments.

Schedule of Investments

September 30, 2009 (unaudited)

The Muirfield Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies - 93.3%
AIM Diversified Dividend Fund	362,679		3,771,865
AIM Mid Cap Core Equity Fund	167,107		3,322,083
American Century Equity Income Fund	486,044		3,047,495
BB&T Equity Income Fund	356,152		4,074,380
Consumer Staples Select Sector SPDR Fund	210,350		5,355,511
Energy Select Sector SPDR Fund	27,050		1,458,536
Fairholme Fund	250,082		7,009,787
Fidelity Ginnie Mae Fund	201,511		2,313,342
Financial Select Sector SPDR Fund	141,075		2,107,661
Goldman Sachs Short Duration Government Fund	163,747		1,709,523
Hartford Capital Appreciation Fund	129,221		3,712,532
Health Care Select Sector SPDR Fund	191,525		5,491,022
Heartland Value Plus Fund	184,654		4,111,681
iShares MSCI EAFE Index Fund	32,950		1,801,706
Ivy Asset Strategy Fund	95,085		2,058,584
Ivy Large Cap Growth Fund	52,561		568,185
Janus Forty Fund	197,286		5,952,117
Janus Perkins Mid Cap Value Fund	278,536		5,308,895
Janus Short-Term Bond Fund	384,286		1,175,916
Lazard Emerging Markets Portfolio	84,268		1,489,854
Nuveen Tradewinds Value Opportunities Fund	206,759		5,851,268
PowerShares QQQ	130,055		5,494,824
Putnam Equity Income Fund	351,529		4,685,882
RidgeWorth Large Cap Value Equity Fund	443,558		4,652,924
RidgeWorth Small Cap Value Equity Fund	398,215		4,109,574
Scout Bond Fund	99,949		1,149,416
Sentinel Government Securities Fund	210,069		2,317,063
TCW Total Return Bond Fund	122,811		1,246,836
Technology Select Sector SPDR Fund	135,675		2,831,537
Touchstone Mid Cap Growth Fund #	180,111		3,283,426
Vanguard Inflation-Protected Securities Fund	140,551		1,759,697
Total Registered Investment Companies	(Cost $95,761,125)		103,223,122
Money Market Registered Investment Companies - 6.0%
The Flex-funds Money Market Fund - Institutional Class *	6,678,927		6,678,927
Total Money Market Registered Investment Companies	(Cost $6,678,927)		6,678,927
U.S. Government Obligations - 0.7%
U.S. Treasury Bill, 0.13%, due 12/03/2009 **	800,000		799,918
Total U.S. Government Obligations	(Cost $799,823)		799,918
Total Investments - 100.0%	(Cost $103,239,875	)(b)	110,701,967
Other Assets less Liabilities - 0.0%			13,585
Total Net Assets - 100.0%			110,715,552
Trustee Deferred Compensation***
The Flex-funds Aggressive Growth Fund	1,325		8,666
The Flex-funds Defensive Balanced Fund	660		5,782
The Flex-funds Dynamic Growth Fund	1,076		7,252
The Flex-funds Muirfield Fund	3,948		18,990
The Flex-funds Quantex Fund	2,251		38,740
The Flex-funds Total Return Utilities Fund	256		4,979
Total Trustee Deferred Compensation	(Cost $80,292)		84,409
Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring December 2009, notional value $5,790,950	22		51,810
Total Futures Contracts			51,810

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1 - Quoted Prices	$109,902,049	$51,810
Level 2 - Other Significant Observable Inputs	799,918	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$110,701,967	$51,810

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $3,451,698. Cost for federal income tax purposes of $106,691,573 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$9,520,067
Unrealized depreciation	(2,057,975)

Net unrealized appreciation (depreciation)	$7,462,092

#	Represents non-income producing securities.
*	Investment in affiliate.
**	Pledged as collateral on futures contracts.
***	Assets of affiliates to The Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2009 (unaudited)

The Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies - 95.7%
AIM Diversified Dividend Fund	287,688		2,991,957
AIM Mid Cap Core Equity Fund	131,100		2,606,259
American Century Equity Income Fund	379,154		2,377,294
BB&T Equity Income Fund	336,512		3,849,693
Consumer Staples Select Sector SPDR Fund	200,500		5,104,730
DWS Large Cap Value Fund	81,859		1,279,456
Energy Select Sector SPDR Fund	39,475		2,128,492
Fairholme Fund	187,433		5,253,745
Financial Select Sector SPDR Fund	122,275		1,826,789
Hartford Capital Appreciation Fund	118,690		3,409,975
Health Care Select Sector SPDR Fund	138,225		3,962,911
Heartland Value Plus Fund	146,393		3,259,719
iShares MSCI EAFE Index Fund	31,050		1,697,814
Ivy Asset Strategy Fund	135,130		2,925,566
Ivy Large Cap Growth Fund	153,893		1,663,586
Janus Forty Fund	147,144		4,439,337
Janus Perkins Mid Cap Value Fund	222,427		4,239,465
Lazard Emerging Markets Portfolio	86,328		1,526,270
Nuveen Tradewinds Value Opportunities Fund	217,108		6,144,160
PowerShares QQQ	110,250		4,658,063
Putnam Equity Income Fund	317,962		4,238,434
RidgeWorth Large Cap Value Equity Fund	354,324		3,716,862
RidgeWorth Small Cap Value Equity Fund	346,197		3,572,748
Technology Select Sector SPDR Fund	118,210		2,467,043
Touchstone Mid Cap Growth Fund #	166,440		3,034,206
Total Registered Investment Companies	(Cost $77,108,210)		82,374,574
Money Market Registered Investment Companies - 3.6%
The Flex-funds Money Market Fund - Institutional Class *	3,083,085		3,083,085
Total Money Market Registered Investment Companies	(Cost $3,083,085)		3,083,085
U.S. Government Obligations - 0.9%
U.S. Treasury Bill, 0.13%, due 12/03/2009 **	800,000		799,918
Total U.S. Government Obligations	(Cost $799,823)		799,918
Total Investments - 100.2%	(Cost $80,991,118	)(b)	86,257,577
Liabilities less Other Assets - (0.2%)			(151,845)
Total Net Assets - 100.0%			86,105,732
Trustee Deferred Compensation***
The Flex-funds Aggressive Growth Fund	902		5,899
The Flex-funds Defensive Balanced Fund	440		3,854
The Flex-funds Dynamic Growth Fund	435		2,932
The Flex-funds Muirfield Fund	1,468		7,061
The Flex-funds Quantex Fund	817		14,061
The Flex-funds Total Return Utilities Fund	117		2,276
Total Trustee Deferred Compensation	(Cost $33,894)		36,083
Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring December 2009, notional value $2,632,250	10		23,550
Total Futures Contracts			23,550

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1 - Quoted Prices	$85,457,659	$23,550
Level 2 - Other Significant Observable Inputs	799,918	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$86,257,577	$23,550

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $6,360,177. Cost for federal income tax purposes of $87,351,295 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,731,138
Unrealized depreciation	(2,464,679)

Net unrealized appreciation (depreciation)	$5,266,459

#	Represents non-income producing securities.
*	Investment in affiliate.
**	Pledged as collateral on futures contracts.
***	Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2009 (unaudited)

The Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies - 92.5%
AIM Diversified Dividend Fund	128,243		1,333,732
DWS Large Cap Value Fund	16,135		252,193
Energy Select Sector SPDR Fund	18,650		1,005,608
Fairholme Fund	68,611		1,923,175
Fidelity Advisor Leveraged Company Stock Fund	63,786		1,707,555
Hartford Capital Appreciation Fund	30,602		879,204
Health Care Select Sector SPDR Fund	73,000		2,092,910
iShares MSCI Emerging Markets Index	59,475		2,314,172
Janus Forty Fund	59,525		1,795,865
Janus Perkins Mid Cap Value Fund	86,373		1,646,264
Lazard Emerging Markets Portfolio	79,965		1,413,785
Nuveen Tradewinds Value Opportunities Fund	75,972		2,150,002
PowerShares QQQ	37,660		1,591,135
RidgeWorth Large Cap Value Equity Fund	91,570		960,567
RidgeWorth Small Cap Value Equity Fund	87,755		905,634
T. Rowe Price Small Cap Value Fund	54,165		1,536,116
TCW Small Cap Growth Fund	40,872		932,698
Technology Select Sector SPDR Fund	85,225		1,778,646
Total Registered Investment Companies	(Cost $22,420,094)		26,219,261
Money Market Registered Investment Companies - 6.7%
The Flex-funds Money Market Fund - Institutional Class *	1,898,219		1,898,219
Total Money Market Registered Investment Companies	(Cost $1,898,219)		1,898,219
U.S. Government Obligations - 1.0%
U.S. Treasury Bill, 0.13%, due 12/03/2009 **	300,000		299,969
Total U.S. Government Obligations	(Cost $299,934)		299,969
Total Investments - 100.2%	(Cost $24,618,247	)(b)	28,417,449
Liabilities less Other Assets - (0.2%)			(60,735)
Total Net Assets - 100.0%			28,356,714
Trustee Deferred Compensation***
The Flex-funds Aggressive Growth Fund	570		3,728
The Flex-funds Defensive Balanced Fund	291		2,549
The Flex-funds Dynamic Growth Fund	310		2,089
The Flex-funds Muirfield Fund	1,081		5,200
The Flex-funds Quantex Fund	588		10,119
The Flex-funds Total Return Utilities Fund	79		1,537
Total Trustee Deferred Compensation	(Cost $25,125)		25,222
Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring December 2009, notional value $1,579,350	6		14,130
Total Futures Contracts			14,130

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1 - Quoted Prices	$28,117,480	$14,130
Level 2 - Other Significant Observable Inputs	299,969	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$28,417,449	$14,130

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $1,467,437. Cost for federal income tax purposes of $26,085,684 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,032,292
Unrealized depreciation	(233,090)

Net unrealized appreciation (depreciation)	$3,799,202

*	Investment in affiliate.
**	Pledged as collateral on futures contracts.
***	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2009 (unaudited)

The Defensive Balanced Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies - 77.1%
AIM Diversified Dividend Fund	95,719		995,480
AIM Mid Cap Core Equity Fund	45,939		913,260
American Century Equity Income Fund	160,711		1,007,658
BB&T Equity Income Fund	95,337		1,090,652
Consumer Staples Select Sector SPDR Fund	77,225		1,966,148
Energy Select Sector SPDR Fund	8,200		442,144
Fairholme Fund	77,661		2,176,831
Financial Select Sector SPDR Fund	39,475		589,757
Hartford Capital Appreciation Fund	24,773		711,736
Health Care Select Sector SPDR Fund	54,050		1,549,614
Heartland Value Plus Fund	50,406		1,122,383
iShares iBoxx $ Investment Grade Corporate Bond Fund	14,650		1,562,862
iShares MSCI EAFE Index Fund	12,275		671,197
Ivy Asset Strategy Fund	41,858		906,230
Janus Forty Fund	54,701		1,650,338
Janus Perkins Mid Cap Value Fund	85,631		1,632,124
Janus Short-Term Bond Fund	530,546		1,623,471
Lazard Emerging Markets Portfolio	23,062		407,739
Nuveen Tradewinds Value Opportunities Fund	63,801		1,805,558
PowerShares QQQ	39,200		1,656,200
Putnam Equity Income Fund	116,161		1,548,430
RidgeWorth Intermediate Bond Fund	142,650		1,506,379
RidgeWorth Large Cap Value Equity Fund	133,804		1,403,605
RidgeWorth Small Cap Value Equity Fund	124,945		1,289,428
Scout Bond Fund	139,938		1,609,291
TCW Total Return Bond Fund	141,748		1,439,096
Technology Select Sector SPDR Fund	45,400		947,498
Touchstone Mid Cap Growth Fund #	52,805		962,633
Vanguard Inflation-Protected Securities Fund	83,297		1,042,884
Total Registered Investment Companies	(Cost $33,476,456)		36,230,626
Money Market Registered Investment Companies - 6.4%
The Flex-funds Money Market Fund - Institutional Class *	3,001,204		3,001,204
Total Money Market Registered Investment Companies	(Cost $3,001,204)		3,001,204
U.S. Government Obligations - 17.7%
Federal Agricultural Mortgage Corp., 3.05%, due 5/14/2014	1,000,000		1,018,070
Federal National Mortgage Association, 2.00%, due 02/06/2013	2,000,000		2,002,100
Federal Farm Credit Note, 2.60%, due 01/28/2013	2,000,000		2,004,560
Federal Home Loan Mortgage Corp., 2.00%, due 01/29/2014	1,000,000		996,540
Federal Home Loan Mortgage Corp., 2.00%, due 02/26/2014	1,000,000		1,001,670
Federal Home Loan Mortgage Corp., 2.50%, due 02/27/2014	1,000,000		1,001,110
U.S. Treasury Bill, 0.13%, due 12/03/2009 **	300,000		299,969
Total U.S. Government Obligations	(Cost $8,297,275)		8,324,019
Total Investments - 101.2%	(Cost $44,774,935	)(b)	47,555,849
Liabilities less Other Assets - (1.2%)			(549,075)
Total Net Assets - 100.0%			47,006,774
Trustee Deferred Compensation***
The Flex-funds Aggressive Growth Fund	905		5,919
The Flex-funds Defensive Balanced Fund	468		4,100
The Flex-funds Dynamic Growth Fund	271		1,827
The Flex-funds Muirfield Fund	762		3,665
The Flex-funds Quantex Fund	370		6,368
The Flex-funds Total Return Utilities Fund	98		1,906
Total Trustee Deferred Compensation	(Cost $24,990)		23,785
Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring December 2009, notional value $2,105,800	8		18,840
Total Futures Contracts			18,840

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1 - Quoted Prices	$39,231,830	$18,840
Level 2 - Other Significant Observable Inputs	8,324,019	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$47,555,849	$18,840

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $1,645,875. Cost for federal income tax purposes of $46,420,810 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,047,132
Unrealized depreciation	(266,218)

Net unrealized appreciation (depreciation)	$2,780,914

#	Represents non-income producing securities.
*	Investment in affiliate.
**	Pledged as collateral on futures contracts.
***	Assets of affiliates to The Defensive Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2009 (unaudited)

The Strategic Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies - 92.6%
AIM Diversified Dividend Fund	77,470		805,688
Allianz NFJ International Value Fund	184,509		3,306,399
American Century Equity Income Fund	95,111		596,346
DWS Large Cap Value Fund	21,514		336,257
Fairholme Fund	50,345		1,411,176
First American Real Estate Securities Fund	165,678		2,181,984
Hartford Capital Appreciation Fund	10,201		293,068
Heartland Value Plus Fund	62,013		1,380,838
Ivy Asset Strategy Fund	38,433		832,076
Janus Forty Fund	45,741		1,379,993
Janus Perkins Mid Cap Value Fund	68,715		1,309,717
Materials Select Sector SPDR Trust	38,675		1,196,604
Nuveen Tradewinds Value Opportunities Fund	54,540		1,543,495
Oppenheimer Real Estate Fund (The)	149,455		2,055,004
PowerShares QQQ	16,775		708,744
Putnam Equity Income Fund	100,177		1,335,361
RidgeWorth Small Cap Value Equity Fund	138,049		1,424,661
RS Emerging Markets Fund #	106,618		2,310,416
TCW Small Cap Growth Fund	51,813		1,182,383
Touchstone Mid Cap Growth Fund #	83,893		1,529,377
Van Eck Global Hard Assets Fund	72,185		2,784,883
Total Registered Investment Companies	(Cost $27,478,412)		29,904,470
Money Market Registered Investment Companies - 6.7%
The Flex-funds Money Market Fund - Institutional Class *	2,152,837		2,152,837
Total Money Market Registered Investment Companies	(Cost $2,152,837)		2,152,837
U.S. Government Obligations - 0.9%
U.S. Treasury Bill, 0.13%, due 12/03/2009 **	300,000		299,969
Total U.S. Government Obligations	(Cost $299,934)		299,969
Total Investments - 100.2%	(Cost $29,931,183	)(b)	32,357,276
Liabilities less Other Assets - (0.2%)			(78,763)
Total Net Assets - 100.0%			32,278,513
Trustee Deferred Compensation***
The Flex-funds Aggressive Growth Fund	743		4,859
The Flex-funds Defensive Balanced Fund	389		3,408
The Flex-funds Dynamic Growth Fund	222		1,496
The Flex-funds Muirfield Fund	633		3,045
The Flex-funds Quantex Fund	305		5,249
The Flex-funds Total Return Utilities Fund	81		1,575
Total Trustee Deferred Compensation	(Cost $21,046)		19,632
Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors Mid Cap 400 expiring December 2009, notional value $1,033,800	3		9,878
Total Futures Contracts			9,878

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1 - Quoted Prices	$32,057,307	$9,878
Level 2 - Other Significant Observable Inputs	299,969	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$32,357,276	$9,878

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $604,466. Cost for federal income tax purposes of $30,535,649 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,838,608
Unrealized depreciation	(412,515)

Net unrealized appreciation (depreciation)	$2,426,093

#	Represents non-income producing securities.
*	Investment in affiliate.
**	Pledged as collateral on futures contracts.
***	Assets of affiliates to The Strategic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2009 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)
Common Stocks - 89.8%
Business Services - 6.0%
Convergys Corp. #	9,040	89,858
IMS Health, Inc.	3,825	58,714
Interpublic Group of Companies, Inc./The #	13,455	101,182
Monster Worldwide, Inc. #	4,790	83,729
R.R. Donnelly & Sons Co.	4,960	105,450
Ryder System, Inc.	1,490	58,199
Teradata Corp. #	3,930	108,154
Total System Services, Inc.	4,810	77,489
	(Cost $812,027)	682,775
Consumer Goods - 7.9%
Bemis Co., Inc.	2,440	63,220
Dean Foods Company #	3,220	57,284
Eastman Kodak Company	10,240	48,947
Harman International Industries, Inc.	3,460	117,225
International Flavors & Fragrances, Inc.	1,945	73,774
Jones Apparel Group, Inc.	9,890	177,328
Newell Rubbermaid, Inc.	6,890	108,104
Polo Ralph Lauren Corp.	1,270	97,307
Sealed Air Corp.	3,875	76,066
Tyson Foods, Inc.	6,615	83,547
	(Cost $985,167)	902,802
Consumer Services - 16.9%
Abercrombie and Fitch Co.	2,920	96,010
AutoNation, Inc. #	5,865	106,039
Big Lots, Inc. #	3,995	99,955
D.R. Horton, Inc.	8,230	93,904
Expedia, Inc. #	8,180	195,911
KB HOME	4,250	70,592
Lennar Corp.	6,140	87,495
Limited Brands, Inc.	6,710	114,003
Nordstrom, Inc.	5,060	154,532
Office Depot, Inc. #	19,460	128,825
Pulte Homes, Inc.	10,613	116,637
RadioShack Corp.	4,855	80,447
Sears Holdings Corp. #	1,730	112,986
Whole Foods Market, Inc. #	7,140	217,699
Wyndham Worldwide Corp.	8,850	144,432
Wynn Resorts, Ltd. #	1,590	112,715
	(Cost $1,615,442)	1,932,182
Energy - 4.7%
Cabot Oil & Gas Corp.	2,590	92,592
Massey Energy Company	4,880	136,103
Pioneer Natural Resources Company	4,160	150,966
Rowan Companies, Inc.	3,640	83,975
Tesoro Corp.	5,110	76,548
	(Cost $395,153)	540,184

Schedule of Investments

September 30, 2009 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)
Financial Services - 14.8%
American Capital, Ltd.	27,712	89,510
Apartment Investment & Management Company @	5,885	86,804
Banco Santander SA - ADR	6,238	100,744
CB Richard Ellis Group, Inc. #	13,420	157,551
CIT Group, Inc.	12,770	15,452
Developers Diversified Realty Corp. @	13,294	122,837
E*TRADE Financial Corp. #	50,430	88,252
Federated Investors, Inc.	3,410	89,922
First Horizon National Corp. #	5,811	76,879
Genworth Financial, Inc.	23,820	284,649
Huntington Bancshares, Inc.	8,800	41,448
Janus Capital Group, Inc.	7,220	102,380
MBIA, Inc. #	14,250	110,580
Wachovia Corp. Pref. Dividend Equalization #	1,700	0
XL Capital, Ltd.	18,220	318,121
	(Cost $1,629,440)	1,685,129
Hardware - 14.0%
Advanced Micro Devices, Inc. #	26,850	151,971
Ciena Corp. #	8,649	140,806
Jabil Circuit, Inc.	8,590	115,192
JDS Uniphase Corp. #	15,882	112,921
Lexmark International, Inc. #	2,150	46,311
LSI Corp. #	17,620	96,734
Micron Technology, Inc. #	25,530	209,346
Molex, Inc.	3,955	82,580
National Semiconductor Corp.	6,690	95,466
Novellus Systems, Inc. #	4,700	98,606
QLogic Corp. #	4,315	74,218
SanDisk Corp. #	7,020	152,334
Tellabs, Inc. #	14,075	97,399
Teradyne, Inc. #	13,740	127,095
	(Cost $1,541,324)	1,600,979
Healthcare - 6.0%
Coventry Health Care, Inc. #	4,530	90,419
King Pharmaceuticals, Inc. #	5,455	58,750
Patterson Companies, Inc. #	3,085	84,066
PerkinElmer, Inc.	4,150	79,846
Tenet Healthcare Corp. #	50,425	296,499
Watson Pharmaceuticals, lnc. #	2,180	79,875
	(Cost $573,358)	689,455

Schedule of Investments

September 30, 2009 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)
Industrial Materials - 10.3%
AK Steel Holding Corp.	7,230	142,648
Allegheny Technologies, Inc.	2,640	92,374
Black & Decker Corp./The	1,380	63,880
CF Industries Holdings, Inc.	1,370	118,135
Eastman Chemical Company	1,835	98,246
Goodyear Tire & Rubber Company/The #	11,290	192,269
Leggett & Platt, Inc.	3,815	74,011
Manitowoc Company, Inc./The	7,780	73,677
MeadWestvaco Corp.	6,020	134,306
Snap-on, Inc.	1,470	51,097
Stanley Works/The	1,695	72,359
Titanium Metals Corp.	6,580	63,102
	(Cost $1,004,398)	1,176,104
Media - 3.8%
Gannett Co., Inc.	8,420	105,334
Meredith Corp.	3,385	101,347
New York Times Co./The	7,910	64,229
Scripps Networks Interactive	2,435	89,973
Washington Post Company/The	145	67,872
	(Cost $553,206)	428,755
Software - 1.9%
Akamai Technologies, Inc. #	4,460	87,773
Compuware Corp. #	8,590	62,965
Novell, Inc. #	14,905	67,222
	(Cost $254,357)	217,960
Telephone & Telecommunications - 1.1%
CenturyTel, Inc.	2,120	71,232
Frontier Communications Corp.	6,635	50,028
	(Cost $175,354)	121,260
Utilities - 2.4%
CMS Energy Corp.	5,735	76,849
Dynegy, Inc. #	29,000	73,950
Nicor, Inc.	1,665	60,922
TECO Energy, Inc.	4,690	66,035
	(Cost $364,778)	277,756
Total Common Stocks	(Cost $9,904,004)	10,255,341

Schedule of Investments

September 30, 2009 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Money Market Registered Investment Companies - 9.6%
The Flex-funds Money Market Fund - Institutional Class *	1,095,947		1,095,947
Total Money Market Registered Investment Companies	(Cost $1,095,947)		1,095,947
U.S. Government Obligations - 0.8%
U.S. Treasury Bill, 0.13%, due 12/03/2009 **	100,000		99,990
Total U.S. Government Obligations	(Cost $99,978)		99,990
Total Investments - 100.2%	(Cost $11,099,929	)(b)	11,451,278
Liabilities less Other Assets - (0.2%)			(22,034)
Total Net Assets - 100.0%			11,429,244
Trustee Deferred Compensation***
The Flex-funds Aggressive Growth Fund	464		3,035
The Flex-funds Defensive Balanced Fund	238		2,085
The Flex-funds Dynamic Growth Fund	489		3,296
The Flex-funds Muirfield Fund	1,880		9,043
The Flex-funds Quantex Fund	991		17,055
The Flex-funds Total Return Utilities Fund	107		2,081
Total Trustee Deferred Compensation	(Cost $35,090)		36,595
Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors Mid Cap 400 expiring December 2009, notional value $1,033,800	3		9,878
Total Futures Contracts			9,878

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Schedule of Investments

September 30, 2009 (unaudited)

The Quantex Fund

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1 - Quoted Prices	$11,351,288	$9,878
Level 2 - Other Significant Observable Inputs	99,990	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$11,451,278	$9,878

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $5,785. Cost for federal income tax purposes of $11,105,714 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,189,307
Unrealized depreciation	(1,837,958)

Net unrealized appreciation (depreciation)	$351,349

ADR	American Depositary Receipt
#	Represents non-income producing securities.
@	Real estate investment trust.
*	Investment in affiliate.
**	Pledged as collateral on Futures Contracts.
***	Assets of affiliates to The Flex-funds Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2009 (unaudited)

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)
Common Stocks - 98.3%
Electric Utility - 27.3%
AES Corp. #	42,965	636,741
CMS Energy Corp.	31,045	416,003
Covanta Holding Corp. #	21,705	368,985
ITC Holdings Corp.	12,440	565,398
Itron, Inc. #	5,040	323,266
MDU Resources Group, Inc.	35,982	750,225
Northeast Utilities	35,115	833,630
NV Energy, Inc.	57,715	668,917
Pepco Holdings, Inc.	14,320	213,082
Quanta Services, Inc. #	21,530	476,459
	(Cost $5,924,835)	5,252,706
Natural Gas Distribution - 9.5%
National Grid PLC - ADR	7,111	346,661
NiSource, Inc.	50,060	695,333
ONEOK, Inc.	7,625	279,227
Southern Union Co.	25,900	538,461
	(Cost $2,248,217)	1,859,682
Oil Exploration & Production - 3.5%
EQT Corp.	8,715	371,259
Ultra Petroleum Corp. #	5,680	278,093
	(Cost $580,870)	649,352
Pipelines - 16.7%
El Paso Corp.	44,365	457,847
Enterprise Products Partners, L.P.	30,451	862,372
Kinder Morgan Energy Partners, L.P.	16,198	875,016
Questar Corp.	11,805	443,396
Spectra Energy Corp.	30,220	572,367
	(Cost $3,227,405)	3,210,998
Telephone & Telecommunications - 28.1%
Akamai Technologies, Inc. #	26,140	514,435
AT&T, Inc.	30,005	810,435
BCE, Inc.	16,965	418,526
China Mobile Limited - ADR	5,865	288,030
General Cable Corp. #	17,825	697,849
NII Holdings, Inc. #	33,615	1,010,467
Philippine Long Distance Telephone Company - ADR	6,890	354,146
Telefonica S.A. - ADR	2,275	188,620
Telephone and Data Systems, Inc.	10,080	312,581
Verizon Communications, Inc.	28,040	848,771
	(Cost $6,128,362)	5,443,860
Utility Services - 8.6%
Calgon Carbon Corp. #	31,675	469,740
Chicago Bridge & Iron Co.	41,335	772,138
Fluor Corp.	8,030	408,325
	(Cost $1,269,238)	1,650,203
Water Utility - 4.6%
American Water Works Co., Inc.	23,940	477,364
Veolia Environnement - ADR	10,655	410,111
	(Cost $865,929)	887,475
Total Common Stocks	(Cost $20,244,856)	18,954,276

Schedule of Investments

September 30, 2009 (unaudited)

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Money Market Registered Investment Companies - 1.9%
The Flex-funds Money Market Fund - Institutional Class *	363,280		363,280
Total Money Market Registered Investment Companies	(Cost $363,280)		363,280
Total Investments - 100.2%	(Cost $20,608,136	)(b)	19,317,556
Liabilities less Other Assets - (0.2%)			(42,270)
Total Net Assets - 100.0%			19,275,286
Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund	534		3,492
The Flex-funds Defensive Balanced Fund	276		2,418
The Flex-funds Dynamic Growth Fund	398		2,683
The Flex-funds Muirfield Fund	1,455		6,999
The Flex-funds Quantex Fund	812		13,975
The Flex-funds Total Return Utilities Fund	94		1,828
Total Trustee Deferred Compensation	(Cost$30,538)		31,395

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$19,317,556	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$19,317,556	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $236,123. Cost for federal income tax purposes of $20,844,259 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,576,109
Unrealized depreciation	(2,866,689)

Net unrealized appreciation (depreciation)	$(1,290,580)

ADR	American Depositary Receipt
#	Represents non-income producing securities.
*	Investment in affiliate.
**	Assets of affiliates to The Total Return Utilities Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.
***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2009 (unaudited)

The U.S. Government Bond Fund

Security Description	Principal Amount ($) or Shares		Value ($)(a)
U.S. Government Obligations - 80.9%
Fannie Mae, 4.00%, due 02/20/2024 #	1,000,000		987,620
Federal Agricultural Mortgage Corporation, 3.25%, due 08/11/2014	1,000,000		1,022,220
Federal Home Loan Bank, 3.00%, due 04/07/2014	1,000,000		996,700
Federal Home Loan Bank, 3.25%, due 04/13/2015	1,000,000		988,320
Federal Home Loan Bank, 3.80%, due 05/20/2016	1,000,000		988,770
Federal Home Loan Bank, 5.00%, due 06/25/2019	1,000,000		1,000,480
Federal Home Loan Mortgage Corporation, 5.30%, due 05/12/2020	1,000,000		1,014,380
Government National Mortgage Association, 6.00%, due 02/15/2038	890,950		940,509
Government National Mortgage Association, 5.00%, due 04/15/2038	863,016		892,682
Government National Mortgage Association, 5.50%, due 07/16/2038	892,550		937,038
Government National Mortgage Association, 6.50%, due 07/20/2038	26,287		27,876
Government National Mortgage Association, 4.50%, due 03/15/2039	988,186		1,003,009
Government National Mortgage Association, 5.00%, due 07/20/2039	995,161		1,027,660
U.S. Treasury Note, 2.375%, due 08/31/2014	1,500,000		1,505,625
Total U.S. Government Obligations	(Cost $13,170,177)		13,332,889
Corporate Bonds - 14.7%
Cargill, Inc., 6.00%, due 11/27/2017 *	500,000		535,015
GE Capital Corp., 0.59%, due 04/28/2011 #	500,000		492,445
Goldman Sachs, 3.625%, due 08/01/2012	500,000		513,980
Honeywell International, 4.25%, due 03/01/2013	350,000		369,142
Paccar Financial Corp., 4.01%, due 01/12/2011 #	500,000		518,705
Total Corporate Bonds	(Cost $2,303,641)		2,429,287
Money Market Registered Investment Companies - 4.1%
The Flex-funds Money Market Fund - Institutional Class **	680,422		680,422
Total Money Market Registered Investment Companies	(Cost $680,422)		680,422
Total Investments - 99.7%	(Cost $16,154,240	)(b)	16,442,598
Other Assets less Liabilities - 0.3%			44,913
Total Net Assets - 100.0%			16,487,511
Trustee Deferred Compensation***
The Flex-funds Aggressive Growth Fund	427		2,793
The Flex-funds Defensive Balanced Fund	217		1,901
The Flex-funds Dynamic Growth Fund	308		2,076
The Flex-funds Muirfield Fund	1,108		5,329
The Flex-funds Quantex Fund	623		10,722
The Flex-funds Total Return Utilities Fund	74		1,439
Total Trustee Deferred Compensation	(Cost $23,578)		24,260

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1 - Quoted Prices	$680,422	$—
Level 2 - Other Significant Observable Inputs	15,762,176	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$16,442,598	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $3,378. Cost for federal income tax purposes of $16,157,618 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$331,460
Unrealized depreciation	(43,102)

Net unrealized appreciation (depreciation)	$288,358

#	Variable rate security. The rate shown represents the rate in effect at September 30, 2009.
*	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended, and is restricted as to resale to institutional investors. As of September 30, 2009, securities restricted as to resale to institutional investors represented 3.3% of Total Investments.
**	Investment in affiliate.
***	Assets of affiliates to The U.S. Government Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2009 (unaudited)

The Money Market Fund

Security Description	Coupon/Yield	Maturity	Principal Amount ($) or Shares	Value ($)(a)
Bank Obligations - 0.1%
Huntington National Bank Conservative Deposit Account	1.25%		250,000	250,000
Total Bank Obligations			(Cost $250,000)	250,000
Certificates of Deposit - 11.5%
1st Bank	2.00%	03/18/10	94,000	94,000
Access National Bank	2.00%	03/25/10	94,500	94,500
Alpine Bank	1.65%	05/13/10	96,250	96,250
Amalgamated Bank	1.90%	04/08/10	94,000	94,000
Amalgamated Bank	1.05%	06/10/10	141,500	141,500
Amarillo National Bank	1.30%	05/20/10	95,250	95,250
Amegy Bank, NA	1.70%	05/06/10	94,500	94,500
Amegy Bank, NA	1.05%	06/10/10	142,000	142,000
American Community Bank	1.30%	05/20/10	45,500	45,500
American Community Bank & Trust	1.65%	05/13/10	96,250	96,250
American Gateway Bank	1.90%	04/08/10	94,000	94,000
American National Bank	1.65%	05/13/10	96,250	96,250
American National Bank	1.30%	05/20/10	95,250	95,250
American National Bank of Texas, The	1.30%	05/20/10	95,250	95,250
Ameris Bank	1.05%	06/10/10	236,500	236,500
Avenue Bank	2.00%	03/25/10	94,500	94,500
Banco Popular De Puerto Rico	1.05%	06/10/10	236,500	236,500
Banco Popular North America	1.90%	04/22/10	93,500	93,500
Bank Forward	1.90%	04/08/10	8,131	8,131
Bank of American Fork	1.30%	05/20/10	95,250	95,250
Bank of Colorado	1.30%	05/20/10	95,250	95,250
Bank of Florida - Southwest	1.65%	05/13/10	96,250	96,250
Bank of Kremlin, The	1.30%	05/20/10	95,250	95,250
Bank of Nevada	1.90%	04/22/10	18,716	18,716
Bank of Prairie du Sac	1.65%	05/13/10	96,250	96,250
Bank of Smithtown	1.65%	05/13/10	1,643	1,643
Bank of Southern Connecticut, The	1.65%	05/13/10	96,250	96,250
Bank of the Cascades	1.30%	05/20/10	95,250	95,250
Bank of the Sierra	2.00%	03/25/10	94,500	94,500
Borel Private Bank & Trust Co.	1.65%	05/13/10	96,250	96,250
Bridgehampton National Bank, The	1.30%	05/20/10	47,500	47,500
Business First Bank	2.00%	03/18/10	94,000	94,000
Camelback Community Bank	1.30%	05/20/10	95,250	95,250
CapitalMark Bank & Trust	1.75%	04/29/10	95,250	95,250

Carolina Alliance Bank	1.90%	04/22/10	93,500	93,500
Carolina First Bank	1.30%	05/20/10	95,250	95,250
Central Bank and Trust Company	1.90%	04/08/10	51,869	51,869
Central Bank of Illinois	2.00%	04/01/10	94,500	94,500
Central National Bank & Trust Co. of Enid	1.30%	05/20/10	95,250	95,250
Centrix Bank & Trust	2.00%	03/25/10	94,500	94,500
Chevy Chase Bank FSB	2.00%	03/18/10	94,000	94,000
Citizens Bank of Florida	1.90%	04/22/10	46,284	46,284
Citizens Business Bank	1.90%	04/22/10	93,500	93,500
Citizens Business Bank	1.05%	06/10/10	141,000	141,000
Citizens First Bank	1.70%	05/06/10	94,500	94,500
Citizens First National Bank	1.65%	05/13/10	96,250	96,250
CNLBank	2.00%	03/18/10	94,000	94,000
Cole Taylor Bank	1.30%	05/20/10	95,250	95,250
Colony Bank	2.00%	03/25/10	94,500	94,500
Community Bank	1.30%	05/20/10	95,250	95,250
Community Bank of Broward	1.30%	05/20/10	95,250	95,250
Community Southern Bank	1.90%	04/08/10	94,000	94,000
Community West Bank, NA	1.30%	05/20/10	47,500	47,500
Cornerstone Community Bank	1.75%	04/29/10	95,250	95,250
Cornerstone National Bank & Trust Co.	2.00%	03/18/10	94,000	94,000
Darby Bank & Trust Co.	1.30%	05/20/10	95,250	95,250
Destin First Bank	1.30%	05/20/10	95,250	95,250
Dexia Credit Local	1.02%	08/13/10	5,000,000	5,000,869
EagleBank	2.00%	03/18/10	94,000	94,000
EverBank	2.00%	04/01/10	94,500	94,500
F&M Bank & Trust Company, The	2.00%	03/25/10	88,264	88,264
F&M Bank & Trust Company, The	1.70%	05/06/10	6,236	6,236
Far East National Bank	1.90%	04/08/10	94,000	94,000
Fifth Third Bank	2.10%	12/13/09	250,000	250,000
First A National Banking Association, The	1.30%	05/20/10	95,250	95,250
First American Bank	1.30%	05/20/10	95,250	95,250
First Bank & Trust Company, The	1.65%	05/13/10	96,250	96,250
First Chicago Bank & Trust	2.00%	03/25/10	61,236	61,236
First Clover Leaf Bank	2.00%	04/01/10	66,853	66,853
First Clover Leaf Bank	1.65%	05/13/10	27,647	27,647
First Community Bank	1.30%	05/20/10	71,355	71,355
First Community Bank of Plainfield	1.30%	05/20/10	95,250	95,250
First Community Bank, NA	2.00%	04/01/10	94,500	94,500
First Federal Bank of the Midwest	1.30%	05/20/10	95,250	95,250
First Federal Savings and Loan Association	1.90%	04/22/10	93,500	93,500
First Financial Bank	1.30%	05/20/10	95,250	95,250
First Foundation Bank	1.65%	05/13/10	96,250	96,250
First Freedom Bank	2.00%	04/01/10	94,500	94,500
First Interstate Bank	1.30%	05/20/10	95,250	95,250
First National Bank	1.90%	04/22/10	93,500	93,500
First National Bank of Fort Smith, The	1.70%	05/06/10	94,500	94,500
First National Bank of Midland	1.65%	05/13/10	96,250	96,250
First National Bank of Omaha	1.30%	05/20/10	95,250	95,250
First State Bank	1.65%	05/13/10	96,250	96,250
First State Bank	1.30%	05/20/10	95,250	95,250

First Tennessee Bank, NA	1.30%	05/20/10	39,945	39,945
First United Bank & Trust	1.90%	04/08/10	94,000	94,000
First United Bank and Trust Co.	1.30%	05/20/10	95,250	95,250
FirsTier Bank	1.65%	05/13/10	96,250	96,250
Foundation Bank	1.30%	05/20/10	95,250	95,250
Frost National Bank, The	2.00%	03/25/10	94,500	94,500
Gibraltar Private Bank & Trust Co.	1.30%	05/20/10	68,742	68,742
Great American Bank	1.30%	05/20/10	95,250	95,250
Great Southern Bank	1.70%	05/06/10	94,500	94,500
Great Southern Bank	1.05%	06/10/10	142,000	142,000
Harris, NA	1.75%	04/29/10	95,250	95,250
Hawthorn Bank	1.70%	05/06/10	94,500	94,500
Heritage Bank	1.05%	06/10/10	150,081	150,081
Home Federal Bank	1.30%	05/20/10	95,250	95,250
IBERIABANK	1.75%	04/29/10	95,250	95,250
Independent Bank	1.75%	04/29/10	95,250	95,250
Inland Community Bank, NA	1.70%	05/06/10	94,500	94,500
Johnson Bank	2.00%	03/25/10	94,500	94,500
Lakeside Bank	2.00%	03/18/10	94,000	94,000
Leaders Bank, The	1.30%	05/20/10	95,250	95,250
Lorain National Bank	1.30%	05/20/10	95,250	95,250
MB Financial Bank, NA	1.70%	05/06/10	94,500	94,500
MB Financial Bank, NA	1.05%	06/10/10	142,000	142,000
McHenry Savings Bank	1.30%	05/20/10	95,250	95,250
Metropolitan National Bank	2.00%	04/01/10	82,647	82,647
Metropolitan National Bank	1.70%	05/06/10	11,853	11,853
MidFirst Bank	1.30%	05/20/10	95,250	95,250
Midwest Bank of Western Illinois	1.70%	05/06/10	94,500	94,500
Midwest Bank of Western Illinois	1.05%	06/10/10	142,000	142,000
Mission Valley Bank	1.30%	05/20/10	46,000	46,000
Modern Bank, NA	1.30%	05/20/10	95,250	95,250
Morton Community Bank	2.00%	03/18/10	42,412	42,412
Mutual of Omaha Bank	1.90%	04/08/10	94,000	94,000
NCB, FSB	1.30%	05/20/10	95,250	95,250
Neighborhood National Bank	1.70%	05/06/10	94,500	94,500
Norstates Bank	1.30%	05/20/10	95,250	95,250
Northstar Bank of Texas	1.30%	05/20/10	95,250	95,250
Orion Bank	1.90%	04/22/10	93,500	93,500
Pacific Capital Bank, NA	2.00%	03/25/10	94,500	94,500
Paradise Bank	1.30%	05/20/10	95,250	95,250
Paragon Commercial Bank	1.90%	04/22/10	93,500	93,500
Park National Bank, The	1.30%	05/20/10	95,250	95,250
Pinnacle Bank	1.75%	04/29/10	47,500	47,500
Pinnacle Bank	1.30%	05/20/10	47,750	47,750
Pinnacle National Bank	1.90%	04/08/10	94,000	94,000
PrivateBank and Trust Company, The	2.00%	03/18/10	94,000	94,000
PrivateBank, The	1.75%	04/29/10	95,250	95,250
Provident Bank of Maryland	1.90%	04/08/10	94,000	94,000
Pulaski Bank	1.75%	04/29/10	95,250	95,250
Queensborough National Bank & Trust Company	1.90%	04/08/10	94,000	94,000
RBC Bank	1.70%	05/06/10	36,911	36,911

Republic Bank & Trust Company	2.00%	04/01/10	94,500	94,500
Rhinebeck Savings Bank	1.30%	05/20/10	95,250	95,250
River City Bank	1.65%	05/13/10	96,250	96,250
Rocky Mountain Bank	2.00%	04/01/10	94,500	94,500
Rocky Mountain Bank	1.90%	04/08/10	94,000	94,000
S&T Bank	2.00%	04/01/10	94,500	94,500
ShoreBank	1.70%	05/06/10	94,500	94,500
ShoreBank Pacific	1.05%	06/10/10	148,669	148,669
Signature Bank, NA	1.30%	05/20/10	95,250	95,250
Sovereign Bank	1.30%	05/20/10	95,250	95,250
SpiritBank	1.90%	04/22/10	93,500	93,500
State Bank Financial	1.30%	05/20/10	71,684	71,684
State Bank of Countryside	2.00%	03/18/10	94,000	94,000
Sterling National Bank	1.30%	05/20/10	95,250	95,250
Sterling Savings Bank	1.65%	05/13/10	96,250	96,250
Summit Community Bank, Inc.	1.90%	04/22/10	93,500	93,500
Sun West Bank	2.00%	03/18/10	17,588	17,588
Sunrise Bank	1.65%	05/13/10	96,250	96,250
Texas Champion Bank	1.30%	05/20/10	14,079	14,079
Texas Citizens Bank, NA	2.00%	04/01/10	94,500	94,500
Texas Community Bank, NA	1.75%	04/29/10	95,250	95,250
TriSummit Bank	1.30%	05/20/10	95,250	95,250
Umpqua Bank	2.00%	04/01/10	94,500	94,500
Union Bank & Trust Company	1.75%	04/29/10	95,250	95,250
Union Bank & Trust Company	1.05%	06/10/10	141,250	141,250
Union Bank, The	1.65%	05/13/10	45,710	45,710
Union Center National Bank	1.05%	06/10/10	236,500	236,500
Union State Bank	1.65%	05/13/10	96,250	96,250
United Bank	1.65%	05/13/10	96,250	96,250
United Bank & Trust - Washtenaw	1.30%	05/20/10	95,250	95,250
United Commercial Bank	1.90%	04/22/10	93,500	93,500
United Community Bank	1.65%	05/13/10	96,250	96,250
United Southern Bank	1.75%	04/29/10	95,250	95,250
United Western Bank	1.30%	05/20/10	95,250	95,250
Village Bank and Trust	1.30%	05/20/10	95,250	95,250
Virginia Commerce Bank	2.00%	03/25/10	94,500	94,500
Vision Bank	1.30%	05/20/10	95,250	95,250
VIST Bank	1.30%	05/20/10	23,196	23,196
Waccamaw Bank	1.30%	05/20/10	95,250	95,250
West Bank	2.00%	03/18/10	94,000	94,000
West Coast Bank	1.65%	05/13/10	96,250	96,250
Total Certificates of Deposit			(Cost $21,250,869)	21,250,869
Commercial Paper - 5.4%
General Electric Capital Corp.	1.07%	11/06/09	5,000,000	4,994,749
Toyota Motor Credit	1.93%	10/20/09	5,000,000	4,994,986
Total Commercial Paper			(Cost $9,989,735)	9,989,735

Corporate Obligations - 11.6%
Bath Technologies**	0.65	%*	10/07/09	955,000		955,000
Cascade Plaza Project**	0.50	%*	10/07/09	6,828,000		6,828,000
GE Capital Corp	0.53	%*	10/26/09	500,000		499,597
GE Capital Corp	0.42	%*	12/15/09	1,000,000		994,781
Martin Wheel Co, Inc.**	3.00	%*	10/07/09	1,920,000		1,920,000
Seariver Maritime	1.20	%*	10/01/09	1,800,000		1,800,000
Springside Corp Exchange Partners LLC**	0.50	%*	10/07/09	2,000,000		2,000,000
Toyota Motor Credit	1.76	%*	10/14/09	5,000,000		5,000,415
White Castle Project**	0.60	%*	10/07/09	1,500,000		1,500,000
Total Corporate Obligations				(Cost $21,497,793)		21,497,793
U.S. Government Agency Obligations - 21.0%
Federal Home Loan Bank	0.76	%*	10/01/09	5,000,000		5,000,000
Federal Home Loan Bank	0.83	%*	10/01/09	5,000,000		5,000,000
Federal Home Loan Bank	0.78	%*	10/01/09	5,000,000		5,000,000
Federal Home Loan Bank	3.11%		11/03/09	5,000,000		5,000,000
Federal Home Loan Bank	0.73%		09/02/10	800,000		800,000
Federal Home Loan Bank	0.50%		10/15/10	4,000,000		4,000,000
Federal Home Loan Bank Discount	1.02%		02/02/10	5,000,000		4,982,778
Federal National Mortgage Association Discount	1.68%		11/02/09	2,000,000		1,997,068
Federal National Mortgage Association Discount	1.73%		11/20/09	2,000,000		1,995,276
Federal National Mortgage Association Discount	0.97%		02/03/10	5,000,000		4,983,506
Total U.S. Government Agency Obligations				(Cost $38,758,628)		38,758,628
Money Market Registered Investment Companies - 52.5%
Federated Prime Value Obligations Fund, 0.30% #				10,000,000		10,000,000
Fidelity Institutional Money Market Portfolio, 0.46% #				87,039,276		87,039,276
Total Money Market Registered Investment Companies				(Cost $97,039,276)		97,039,276
Total Investments - 102.1%				(Cost $188,786,301	)(b)	188,786,301
Liabilities less Other Assets - (-2.1%)						(3,932,655)
Total Net Assets - 100.0%						184,853,646
Trustee Deferred Compensation***
The Flex-funds Aggressive Growth Fund				426		2,786
The Flex-funds Defensive Balanced Fund				217		1,901
The Flex-funds Dynamic Growth Fund				429		2,891
The Flex-funds Muirfield Fund				1,586		7,629
The Flex-funds Quantex Fund				888		15,282
The Flex-funds Total Return Utilities Fund				113		2,198
Total Trustee Deferred Compensation				(Cost $34,257)		32,687

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1 - Quoted Prices	$97,039,276	$—
Level 2 - Other Significant Observable Inputs	91,747,025	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$188,786,301	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for federal income tax and financial reporting purposes are the same.

#	7-day yield as of September 30, 2009.
*	Variable rate security. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2009. The maturity date shown reflects next rate change date.
**	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of September 30, 2009, securities restricted as to resale to institutional investors represented 7.0% of Total Investments.
***	Assets of affiliates to The Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Item 2.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ BRUCE E. MCKIBBEN
Bruce E. McKibben, Treasurer

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRUCE E. MCKIBBEN
Bruce E. McKibben, Treasurer

Date: November 20, 2009

By:	/s/ ROBERT S. MEEDER, JR.
Robert S. Meeder, Jr., President

Date: November 20, 2009